Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.4%
Ryanair Holdings PLC, ADR(a)	34,514	$2,875,707

Banks — 9.0%
AIB Group PLC	843,193	2,761,224
Bank of Ireland Group PLC	591,560	2,974,279
Permanent TSB Group Holdings PLC(a)	101,848	117,014

		5,852,517

Building Products — 4.4%
Kingspan Group PLC	53,739	2,898,639

Construction Materials — 22.5%
CRH PLC(a)	384,028	14,705,702

Containers & Packaging — 5.6%
Ardagh Group SA	42,121	783,029
Smurfit Kappa Group PLC	80,525	2,858,938

		3,641,967

Equity Real Estate Investment Trusts (REITs) — 5.5%
Hibernia REIT PLC	1,189,213	1,911,768
Irish Residential Properties REIT PLC	880,803	1,709,266

		3,621,034

Food & Staples Retailing — 0.4%
Total Produce PLC	186,415	290,635

Food Products — 22.4%
Glanbia PLC	220,204	2,563,936
Kerry Group PLC, Class A	84,561	10,852,785
Origin Enterprises PLC	283,586	1,172,557

		14,589,278

Hotels, Restaurants & Leisure — 8.9%
Dalata Hotel Group PLC	298,847	1,785,938
Flutter Entertainment PLC	34,826	3,993,512

		5,779,450

Household Durables — 5.0%
Cairn Homes PLC(a)	1,318,051	1,764,286
Glenveagh Properties PLC(a)(b)	1,672,482	1,475,263

		3,239,549

Insurance — 0.2%
FBD Holdings PLC	13,777	126,689

Security	Shares	Value

Life Sciences Tools & Services — 4.5%
ICON PLC(a)	18,052	$2,945,364

Marine — 0.7%
Irish Continental Group PLC	91,061	466,878

Professional Services — 0.1%
CPL Resources PLC	8,521	63,418

Software — 0.1%
Datalex PLC(a)(c)	38,823	35,101

Specialty Retail — 0.4%
Applegreen PLC	41,435	262,239

Trading Companies & Distributors — 5.6%
Fly Leasing Ltd., ADR(a)	52,567	1,031,890
Grafton Group PLC	242,934	2,633,292

		3,665,182

Total Common Stocks — 99.7% (Cost: $59,494,041)		65,059,349

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	41,000	41,000

Total Short-Term Investments — 0.1% (Cost: $41,000)		41,000

Total Investments in Securities — 99.8% (Cost: $59,535,041)		65,100,349

Other Assets, Less Liabilities — 0.2%		117,529

Net Assets — 100.0%		$65,217,878

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,000	15,000	41,000	$41,000	$96	$—	$—

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Ireland ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/20/19	$122	$(104)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$65,024,248	$—	$35,101	$65,059,349
Money Market Funds	41,000	—	—	41,000

	$65,065,248	$—	$35,101	$65,100,349

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(104)	$—	$—	$(104)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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